Summary of Significant Accounting Policies (Policies) - EBP 005	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Notes Receivable from Participants	Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance, plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan is reduced and a benefit payment is recorded.

Investment Valuation and Income Recognition	Investment Valuation and Income Recognition
The Plan provides for investments in Voya shares, guaranteed investment contracts (“GICs”), common collective trusts, separate accounts,
SDBA and mutual funds. Mutual funds are stated at fair value, which is the quoted market price in an active market of the shares owned on the last day of the Plan year. Investments in Voya shares are based on the daily Net Asset Value (“NAV”) per unit of the stock funds which is determined using quoted market prices of the underlying investments. Units of the common collective trusts and separate accounts are valued at the NAV redemption value as determined by the trustee.
Generally contract value is equal to participant deposits minus participant withdrawals plus credited interest. Interest credited is net of expenses. Contract value may be subject to adjustments in connection with contract holder directed withdrawals that are subject to a market value adjustment or under limited circumstances for certain in-service participant withdrawals. The fair value of the Voya Fixed Account and
Stable Value Option, which consist of an underlying GIC, is calculated by discounting the related cash flows based on current yields of similar instruments with comparable durations.
Interest income is recorded on the accrual basis of accounting. Dividends are recorded on the ex-dividend date. Purchases and sales of securities are recorded on the trade date.
Change in fair value of investments includes realized gains and losses on investments that were sold during the period and unrealized appreciation and depreciation of the underlying investments held.

Use of Estimates	Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires the Plan Administrator to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Risk and Uncertainties	Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the value of investment securities will occur in the near term and that such changes could materially affect participant account balances and the amounts reported in the Statements of Net Assets Available for Benefits.